OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
OPERATING COSTS AND EXPENSES	OPERATING COSTS AND EXPENSES

	2023
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(9,419,794)	(5,889,946)	(1,070,918)	(16,380,658)
Depreciation and amortization(2)	(10,997,645)	(1,541,485)	(850,443)	(13,389,573)
Personnel(3)	(1,302,479)	(3,415,532)	(895,751)	(5,613,762)
Cost of goods sold	(4,301,092)	—	—	(4,301,092)
Taxes, charges and contributions(4)	(2,060,261)	(29,492)	(40,364)	(2,130,117)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,362,678)	—	(1,362,678)
Rental, insurance, condominium and connection means(5)	(1,241,597)	(72,742)	(49,765)	(1,364,104)
Materials and other operating costs and expenses	(92,532)	(127,365)	(50,055)	(269,952)
Total	(29,415,400)	(12,439,240)	(2,957,296)	(44,811,936)

	2022
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(8,865,064)	(5,730,219)	(1,063,572)	(15,658,855)
Depreciation and amortization(2)	(10,309,553)	(1,521,709)	(828,611)	(12,659,873)
Personnel(3)	(1,109,109)	(3,059,974)	(719,017)	(4,888,100)
Cost of goods sold	(3,841,064)	—	—	(3,841,064)
Taxes, charges and contributions(4)	(1,905,558)	(33,255)	(53,395)	(1,992,208)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,315,614)	—	(1,315,614)
Rental, insurance, condominium and connection means(5)	(1,307,950)	(66,148)	(48,182)	(1,422,280)
Materials and other operating costs and expenses	(93,382)	(112,207)	(24,823)	(230,412)
Total	(27,431,680)	(11,839,126)	(2,737,600)	(42,008,406)

	2021
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(8,019,315)	(5,768,909)	(1,054,453)	(14,842,677)
Depreciation and amortization(2)	(9,688,780)	(1,506,862)	(842,689)	(12,038,331)
Personnel(3)	(861,876)	(2,661,782)	(588,016)	(4,111,674)
Cost of goods sold	(3,222,043)	—	—	(3,222,043)
Taxes, charges and contributions(4)	(1,704,235)	(29,649)	(52,818)	(1,786,702)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,436,288)	—	(1,436,288)
Rental, insurance, condominium and connection means(5)	(1,187,976)	(57,852)	(44,187)	(1,290,015)
Materials and other operating costs and expenses	(97,144)	(132,775)	(33,742)	(263,661)
Total	(24,781,369)	(11,594,117)	(2,615,905)	(38,991,391)

(1)Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.
(2)Includes the consolidated amounts of R$3,353,344 and R$3,049,570 and R$2,737,111 in the years ended December 31, 2023, 2022 and 2021, respectively, related to the leases depreciation (Note 13.e).
(3)Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.
(4)Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
(5)Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection.